Schedule of Aggregate Amount of Senior Unsecured Notes Outstanding (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017
Debt [Line Items]
Amount outstanding		$ 438,827
Predecessor
Debt [Line Items]
Aggregate debt outstanding	$ 500,000
Weighted average remaining life in years	6 years 4 months 24 days
Weighted average coupon rate on notes outstanding	4.86%
Fair value of debt outstanding	$ 280,000
September 2010 Senior Unsecured Notes | Predecessor
Debt [Line Items]
Aggregate debt outstanding	$ 382,500
Weighted average remaining life in years	3 years 1 month 6 days
Weighted average coupon rate on notes outstanding	4.35%
Fair value of debt outstanding	$ 214,200
August 2011 Senior Unsecured Notes | Predecessor
Debt [Line Items]
Aggregate debt outstanding	$ 165,000
Weighted average remaining life in years	3 years 7 months 6 days
Weighted average coupon rate on notes outstanding	4.42%
Fair value of debt outstanding	$ 92,400
Troms Offshore Supply AS | May 2015 notes
Debt [Line Items]
Amount outstanding		25,463
Fair value of debt outstanding		25,427
Troms Offshore Supply AS | May 2015 notes | Predecessor
Debt [Line Items]
Amount outstanding	27,421
Fair value of debt outstanding	27,395
Troms Offshore Supply AS | March 2015 notes
Debt [Line Items]
Amount outstanding		23,345
Fair value of debt outstanding		$ 23,251
Troms Offshore Supply AS | March 2015 notes | Predecessor
Debt [Line Items]
Amount outstanding	24,573
Fair value of debt outstanding	$ 24,544